Note 10 - Income Taxes (Details Textual)	12 Months Ended
Mar. 31, 2026
Income Tax Jurisdiction, Domestic Federal [Member]
Open Tax Year	2023 2024 2025
Income Tax Jurisdiction, Domestic State and Local [Member]
Open Tax Year	2022 2023 2024 2025